Pensions - assets, portfolio weighting (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	100.00%	100.00%
Low range value [member]
Disclosure of financial assets [line items]
Company contributions	$ 130
High range value [member]
Disclosure of financial assets [line items]
Company contributions	$ 150
Equity securities [member]
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	34.10%	32.30%
Equity securities [member] | Low range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	27.00%
Equity securities [member] | High range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	38.00%
Equity securities [member] | Level 1 [member]
Disclosure of financial assets [line items]
Percentange of pension assets measured at fair value	81.00%	92.00%
Equity securities [member] | Level 2 [member]
Disclosure of financial assets [line items]
Percentange of pension assets measured at fair value	17.00%	8.00%
Bonds [Member]
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	50.20%	46.40%
Bonds [Member] | Low range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	40.00%
Bonds [Member] | High range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	53.00%
Bonds [Member] | Level 1 [member]
Disclosure of financial assets [line items]
Percentange of pension assets measured at fair value	2.00%	6.00%
Bonds [Member] | Level 2 [member]
Disclosure of financial assets [line items]
Percentange of pension assets measured at fair value	98.00%	94.00%
Money market instruments [Member]
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	9.40%	14.50%
Money market instruments [Member] | Low range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	0.00%
Money market instruments [Member] | High range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	29.00%
Money market instruments [Member] | Level 2 [member]
Disclosure of financial assets [line items]
Percentange of pension assets measured at fair value	100.00%	100.00%
Real estate [Member]
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	6.40%	6.30%
Real estate [Member] | Low range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	5.00%
Real estate [Member] | High range value [member]
Disclosure of financial assets [line items]
Target porfolio weight	10.00%
Other assets [Member]
Disclosure of financial assets [line items]
Pension assets on investment classes, percentage	(0.10%)	0.50%